Goodwill And Other Intangible Assets (Tables)	12 Months Ended
Oct. 31, 2012
Goodwill And Other Intangible Assets [Abstract]
Summary Of Acquired Intangible Assets

	October 31, 2012
		Weighted-
	Gross	average
	carrying	amortization	Accumulated
	amount	period in years	amortization
Amortizing intangible assets:
Developed technology	$2,373,447	1.3	$(2,310,155)
Customer list	96,355	2.0	(57,813)
Total	$2,469,802		$(2,367,968)

	October 31, 2011
		Weighted-
	Gross	average
	carrying	amortization	Accumulated
	amount	period in years	amortization
Amortizing intangible assets:
Developed technology	$2,373,447	1.9	$(2,195,924)
Customer list	96,355	3.0	(38,542)
Total	$2,469,802		$(2,234,466)